Borrowings (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total Borrowings	$ 1,405,814	$ 1,612,718
Line of Credit	1,101,931	1,263,566
Less: current portion, net	(307,451)	(374,191)
Less: deferred finance costs and discount, net	(19,330)	(28,289)
Total long-term borrowings	1,079,033	1,210,238
Total Navios Holdings [Member]
Debt Instrument [Line Items]
Total Borrowings	847,438	1,052,683
Total Navios Logistics [Member]
Debt Instrument [Line Items]
Total Borrowings	558,376	560,035
Loan Facility HCOB ($15,300) [Member]
Debt Instrument [Line Items]
Line of Credit	0	9,945
Loan Facility Credit Agricole ($23,000) [Member]
Debt Instrument [Line Items]
Line of Credit	0	11,100
Loan Facility Credit Agricole ($23,000) [Member]
Debt Instrument [Line Items]
Line of Credit	0	11,400
Loan Facility DVB Bank SE ($72,000) [Member]
Debt Instrument [Line Items]
Line of Credit	0	4,504
Loan Facility Alpha Bank ($31,000) [Member]
Debt Instrument [Line Items]
Line of Credit	0	20,200
Loan Facility Alpha Bank ($16,125) [Member]
Debt Instrument [Line Items]
Line of Credit	0	12,925
Sale and Leaseback Agreements [Member]
Debt Instrument [Line Items]
Total Borrowings	114,837	62,934
2022 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Line of Credit	155,000	305,000
2022 Notes [Member]
Debt Instrument [Line Items]
Line of Credit	455,466	476,822
2024 Notes [Member]
Debt Instrument [Line Items]
Line of Credit	8,626	8,626
NSM Loan [Member]
Debt Instrument [Line Items]
Total Borrowings	48,879	78,901
$50.0 million NSM Loan (including accrued interest of $326) [Member]
Debt Instrument [Line Items]
Line of Credit	0	50,326
$115.0 million NSM Loan (incl. accrued interest $571)
Debt Instrument [Line Items]
Line of Credit	64,630	0
2025 Logistics Senior Notes [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Line of Credit	500,000	500,000
Navios Logistics Notes Payable [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Notes Payable	12,463	17,842
Navios Logistics New BBVA Loan Facility [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Total Borrowings	12,000	22,000
Navios Logistics Alpha Bank Loan [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Total Borrowings	7,700	9,100
Seller's Credit Agreement for the construction of six liquid barges [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Total Borrowings	11,213	11,047
Seller's Credit Agreement for the Navios Logistics' 2020 Fleet [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Total Borrowings	15,000	0
Other long-term loans [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Line of Credit	$ 0	$ 46